SCHEDULE OF WHOLLY-OWNED CONSOLIDATED SUBSIDIARIES (Details) - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024
Yerbae Brands Co [Member]
Date of Incorporation	Aug. 21, 2020
Jurisdiction of Incorporation	Delaware
Ownership Percentage	100.00%
Direct or Indirect Ownership	Direct
Yerbae L L C [Member]
Date of Incorporation	May 18, 2016	[1]
Jurisdiction of Incorporation	Delaware	[1]
Ownership Percentage	100.00%	[1]
Direct or Indirect Ownership	Indirect	[1]

[1]	Yerbaé LLC is a wholly-owned subsidiary of Yerbaé Brands Co.